Leases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Leases [Line Items]
Lease term	1 year
Operating lease expenses	$ 264,206	$ 294,778	$ 515,034
Short-term lease expenses	$ 34,261	$ 19,363	$ 225,356
Minimum [Member]
Leases [Line Items]
Lease term	12 months
Maximum [Member]
Leases [Line Items]
Lease term	29 months